Convertible Preferred Stock - 2022 Financing (Details) $ in Thousands	1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares Y shares	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares Y shares	Jun. 30, 2023 USD ($) $ / shares Y shares	Dec. 31, 2022 USD ($) Y $ / shares shares	Dec. 31, 2021 USD ($)	Jul. 31, 2021 shares	Mar. 31, 2021 shares	Nov. 30, 2020 shares
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares	118,268,175					118,268,175	118,268,175	116,151,167
Loss on equity issuance | $	$ 3,605	$ 584				$ (3,604)	$ (4,189)	$ (8,312)
Change in fair value of tranche and warrant liabilities | $						(1,070)	(3,491)	2,186	$ 379
Warrant liabilities
Convertible Preferred Stock
Fair value of liabilities | $	17,452		$ 11,966			17,452	17,452	15,819
Series B-2 tranche liabilities
Convertible Preferred Stock
Fair value of liabilities | $			6,347
Business Combination scenario
Convertible Preferred Stock
Enterprise value allocated | $	220,000		$ 220			220,000	220,000
Value assigned to the tranche rights and obligations | $	$ 0					$ 0	$ 0	$ 0
Maximum
Convertible Preferred Stock
Warrants and rights outstanding measurement input | Y	6.0					6.0	6.0
Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	0.36					0.36	0.36	0.37
Warrants and rights outstanding measurement input	0.06					0.06	0.06	0.08
Share price | Business Combination scenario
Convertible Preferred Stock
Warrants and rights outstanding measurement input			0.27
Exercise price
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	0.35					0.35	0.35	0.35
Warrants and rights outstanding measurement input	0.05					0.05	0.05	0.05
Volatility | Minimum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	35.0					35.0	35.0	50.0
Warrants and rights outstanding measurement input	35.0					35.0	35.0	50.0
Volatility | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			50.0
Volatility | Maximum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	55.0					55.0	55.0	65.0
Warrants and rights outstanding measurement input	55.0					55.0	55.0	65.0
Volatility | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			65.0
Risk-free rate | Minimum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	5.2					5.2	5.2	4.0
Warrants and rights outstanding measurement input	5.2					5.2	5.2	4.0
Risk-free rate | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			4.0
Risk-free rate | Maximum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	5.5					5.5	5.5	4.7
Warrants and rights outstanding measurement input	5.5					5.5	5.5	4.7
Risk-free rate | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			4.7
Expected term | Minimum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y	0.1					0.1	0.1	0.2
Warrants and rights outstanding measurement input | Y	5.3					5.3	5.3	5.8
Expected term | Minimum | Warrant liabilities
Convertible Preferred Stock
Warrants and rights outstanding measurement input | Y								5.8
Expected term | Minimum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y								0.2
Expected term | Maximum
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y	0.5					0.5	0.5	0.4
Warrants and rights outstanding measurement input | Y								6.0
Expected term | Maximum | Warrant liabilities
Convertible Preferred Stock
Warrants and rights outstanding measurement input | Y								6.0
Expected term | Maximum | Series B-2 tranche liabilities
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | Y								0.4
Dividend
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input | $			0
Discount rate | Business Combination scenario
Convertible Preferred Stock
Warrants and rights outstanding measurement input	30		30			30	30
2022 Financing
Convertible Preferred Stock
Loss on equity issuance | $								$ 4,702
Change in fair value of tranche and warrant liabilities | $								$ 2,208
Series A-1 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 1.06
Exchange ratios			1.155
Series A-2 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.33
Exchange ratios			1.173
Series A-3 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.37
Exchange ratios			1.162
Series A-4 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.34
Exchange ratios			1.165
Series A-5 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.37
Exchange ratios			1.189
Series A-6 preferred stock
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares												2,391,000
Series A-6 preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.42
Exchange ratios			1.190
Series B preferred stock
Convertible Preferred Stock
Sale of private placement warrants (in shares) | shares										11,714,000	11,714,000
Series B preferred stock | 2022 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock			$ 0.26
Exchange ratios			1.154
Series B-1 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			0.37
Series B-1 preferred stock | 2022 Financing
Convertible Preferred Stock
Number of shares sold | shares				9,999,998	9,999,998
Price of shares sold				$ 0.35	$ 0.35
Net proceeds | $				$ 3,499	$ 3,499
Conversion prices of the Company's preferred stock			$ 0.30
Exchange ratios			1.167
Series B-2 preferred stock
Convertible Preferred Stock
Percentage of then outstanding shares on an as-converted to common stock basis, offered	99.20%		99.20%			99.20%	99.20%
Series B-2 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			0.35
Series B-2 preferred stock | 2022 Financing
Convertible Preferred Stock
Number of shares sold | shares			28,571,428
Price of shares sold			$ 0.35
Net proceeds | $			$ 9,755
Conversion prices of the Company's preferred stock			$ 0.35
Exchange ratios			1
Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Maximum number of shares agreed to sell | shares			20,990,498
Aggregate proceeds receivable | $			$ 7,347
Maximum proceeds receivable through the sale of additional shares | $			$ 10,000
Series B-2 preferred stock | B-2 Preferred Stock Financing, Third tranche
Convertible Preferred Stock
Number of shares issuable per warrant | shares			8
Sale of private placement warrants (in shares) | shares			99,052,352
Exercise price of warrants			$ 0.05
Maximum number of shares agreed to sell | shares			12,381,544
Aggregate proceeds receivable | $			$ 4,334
Maximum proceeds receivable through the sale of additional shares | $			$ 5,000
Maximum number of shares agreed to sell through sale of additional shares | shares			14,285,714
Series B-3 preferred stock
Convertible Preferred Stock
Fair value of liabilities | $	$ 5,511					$ 5,511	$ 5,511
Series B-3 preferred stock | Series B-2 tranche liabilities
Convertible Preferred Stock
Fair value of liabilities | $	$ 14,701					$ 14,701	$ 14,701
Series B-3 preferred stock | Fair value of underlying stock
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input	0.23		0.08			0.23	0.23	0.27
Series B-3 preferred stock | Exercise price
Convertible Preferred Stock
Series B 2 Tranche Liability, measurement input			0.05
Series B-3 preferred stock | 2022 Financing
Convertible Preferred Stock
Number of shares issuable per warrant | shares			4
Sale of private placement warrants (in shares) | shares			114,285,712
Exercise price of warrants			$ 0.05
Conversion prices of the Company's preferred stock			$ 0.05
Exchange ratios			1
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Number of shares issuable per warrant | shares			4
Sale of private placement warrants (in shares) | shares			83,961,992
Exercise price of warrants			$ 0.05
Series B-3 preferred stock | B-2 Preferred Stock Financing, Third tranche
Convertible Preferred Stock
Number of shares issuable per warrant | shares			8
Sale of private placement warrants (in shares) | shares			99,052,352
Exercise price of warrants			$ 0.05